INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Balance at end of year	17,074
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Additions (Acquisition on August 6, 2019)	17,448
Balance at end of year	17,448
Cost [Member] | Pipeline Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Additions (Acquisition on August 6, 2019)	7,028
Balance at end of year	7,028
Cost [Member] | Potential Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Additions (Acquisition on August 6, 2019)	4,920
Balance at end of year	4,920
Cost [Member] | Microorganisms Collection [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Additions (Acquisition on August 6, 2019)	5,500
Balance at end of year	5,500
Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Additions (Acquisition on August 6, 2019)	374
Balance at end of year	374
Depreciated cost at end of year	17,074
Accumulated depreciation [member] | Pipeline Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Additions (Acquisition on August 6, 2019)	162
Balance at end of year	162
Depreciated cost at end of year	6,866
Accumulated depreciation [member] | Potential Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Additions (Acquisition on August 6, 2019)	102
Balance at end of year	102
Depreciated cost at end of year	4,818
Accumulated depreciation [member] | Microorganisms Collection [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Additions (Acquisition on August 6, 2019)	110
Balance at end of year	110
Depreciated cost at end of year	$ 5,390